Other income, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Other income, net
Government grants		¥ 666	¥ 555	¥ 451
Amortization of restructuring reserve	$ (39)	(264)	(264)	(264)
Exchange differences		(1,950)	(1,679)	2,328
Others		1,252	2,104	1,485
Total	$ 32	221	4,160	6,086
Profit Share Payments
Other income, net
Fees		¥ 517	¥ 3,444	¥ 2,086